UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     November 4, 2004

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:  374,266

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    4236     100000     SH         SOLE             100000     0         0
ACCENTURE LTD                  COMMON       G115OG 11 1   10820     400000     SH         SOLE             400000     0         0
AMERICAN INTERNATIONAL
  GROUP, INC.                  COMMON       026874 10 7   10199     150000     SH         SOLE             150000     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   16675     430000     SH         SOLE             430000     0         0
ARCH CAPITAL GROUP LTD.        COMMON       G0450A 10 5    3894     100000     SH         SOLE             100000     0         0
ARVINMERITOR, INC.             COMMON       043353 10 1   11250     600000     SH         SOLE             600000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   14585     500000     SH         SOLE             500000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   25117     515000     SH         SOLE             515000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   26973     365000     SH         SOLE             365000     0         0
CARMAX, INC.                   COMMON       143130 10 2    2155     100000     SH         SOLE             100000     0         0
CERIDIAN CORPORATION           COMMON       156779 10 0    7364     400000     SH         SOLE             400000     0         0
CINCINNATI BELL INC.           COMMON       171871 10 6    3490    1000000     SH         SOLE            1000000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   21891    1630000     SH         SOLE            1630000     0         0
DOVER CORPORATION              COMMON       260003 10 8    6608     170000     SH         SOLE             170000     0         0
ENCANA CORP.                   COMMON       292505 10 4    7408     160000     SH         SOLE             160000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     510      10000     SH         SOLE              10000     0         0
FIFTH THIRD BANCORP.           COMMON       316773 10 0   14028     285000     SH         SOLE             285000     0         0
FLEXTRONICS INT'L. LTD.        COMMON       Y2573F 10 2   16033    1210000     SH         SOLE            1210000     0         0
INTEL CORPORATION              COMMON       458140 10 0   19659     980000     SH         SOLE             980000     0         0
KERR-MCGEE CORPORATION         COMMON       492386 10 7   12595     220000     SH         SOLE             220000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    3404     267000     SH         SOLE             267000     0         0
MERCK & CO., INC.              COMMON       589331 10 7    4950     150000     SH         SOLE             150000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    3608     200000     SH         SOLE             200000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   26031     300000     SH         SOLE             300000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6   10320    1372400     SH         SOLE            1372400     0         0
PRIMUS GUARANTY, LTD.          COMMON       B016DB 8 US    3375     250000     SH         SOLE             250000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    6446     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6    9481     165000     SH         SOLE             165000     0         0
SCHERING-PLOUGH CORP.          COMMON       806605 10 1    8577     450000     SH         SOLE             450000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    4950    1000000     SH         SOLE            1000000     0         0
SUNGARD DATA SYSTEMS INC.      COMMON       867363 10 3   13549     570000     SH         SOLE             570000     0         0
TRANSPORT CORP OF AMERICA      COMMON       89385P 10 2    4195     533757     SH         SOLE             533757     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7    6629    1137000     SH         SOLE            1137000     0         0
UNISYS CORPORATION             COMMON       909214 10 8   11352    1100000     SH         SOLE            1100000     0         0
UNOCAL CORPORATION             COMMON       915289 10 2   17200     400000     SH         SOLE             400000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     720     150000     SH         SOLE             150000     0         0
WIND RIVER SYSTEMS, INC.       COMMON       973149 10 7    3989     327000     SH         SOLE             327000     0         0